Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when the financial statements were issued. Based on this review, except as discussed below, the Company did not identify any subsequent events that would require adjustment or disclosure in the financial statements.

On January 23, 2025, the Company’s Board of Directors approved the appointment of Mr. Aimin Kong as the Chief Operating Officer (“COO”) of the Company for a term of 5 years and agreed to grant 12 million preferred shares of the Company to Mr. Kong, among which 8 million preferred shares shall vest upon satisfying certain earn out terms and performance of the Company. The shares were valued at approximately $1.75 million on grant date. As of the date of this report, none of the preferred shares have been issued.

In January 2025, the Company issued the 840,000 ordinary shares to China Stamp (see Note 14 for details).

On April 25, 2025, 1,530,000 warrants were exercised on a cashless basis for 1,324,587 ordinary shares of the Company.

On April 28, 2025, the Company’s Board of Directors approved granting of 500,000 stock award to the officers and employees of the Company or subsidiaries of its VIE. Grant date fair value of the stock award was approximately $2,040,000 which vested immediately.

	December 31,	December 31,
	2024	2023
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$14,411,389	$14,979,793
Short-term investment	5,256,000	-
Other current asset	67,529	16,000
Other receivable - intercompany	2,219,790	3,309,212
Total current assets	21,954,708	18,305,005

OTHER ASSETS
Intangible assets	1,500,000	-
Investment in subsidiary	37,324,008	37,876,525
Total other assets	38,824,008	37,876,525

Total assets	$60,778,716	$56,181,530

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	$1,000,000	$1,062,484
Other payables and accrued liabilities	300,007	-
Other payables - intercompany	9,569,397	9,569,397
Total current liabilities	10,869,404	10,631,881

Total liabilities	10,869,404	10,631,881

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023, respectively	-	-
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 20,491,340 and 6,191,340 shares issued, 18,569,340 and 4,269,340 shares outstanding as of December 31, 2024 and 2023, respectively	5,118	1,543
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2024 and 2023, respectively	(481)	(481)
Additional paid-in capital	29,712,151	22,442,726
Statutory reserves	155,313	153,037
Retained earnings	22,252,747	24,688,559
Accumulated other comprehensive loss	(2,215,536)	(1,735,735)
Total shareholders’ equity	49,909,312	45,549,649

Total liabilities and shareholders’ equity	$60,778,716	$56,181,530
	For the Years Ended December 31,
	2024	2023	2022

OPERATING EXPENSES:	$(1,579,979)	$(2,309,152)	$(2,869,077)

LOSS FROM OPERATIONS	(1,579,979)	(2,309,152)	(2,869,077)

OTHER (EXPENSE) INCOME	(853,557)	(1,289,328)	6,104,762

NET (LOSS) INCOME	(2,433,536)	(3,598,480)	3,235,686
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(479,801)	(560,679)	(2,273,012)
COMPREHENSIVE (LOSS) INCOME	$(2,913,337)	$(4,159,159)	$962,674
	For the Years Ended December 31,
	2024	2023	2022

Net cash (used in) provided by operating activities	$(1,761,029)	$181,835	$(8,634,039)
Net cash (used in) investing activities	(5,756,000)	-	-
Net cash provided by financing activities	6,998,517	345,210	1,000,000
Effect of exchange rate on cash and cash equivalents	(49,892)	-	-
Net (decrease) increase in cash and cash equivalents	(568,404)	527,045	(7,634,039)
CASH AND CASH EQUIVALENTS, beginning of year	14,979,793	14,452,748	22,086,787
CASH AND CASH EQUIVALENTS, end of year	$14,411,389	$14,979,793	$14,452,748